Note 15 - Retirement and Pension Plans (Details) - Summary of Estimated Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Summary of Estimated Future Benefit Payments [Abstract]
2015	$ 5
2016	5
2017	14
2018	36
2019 and thereafter	$ 284